FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Value of warrant liability reclassified	$ 2,577,014
Value of warrant liability reclassified to additional paid-in capital	2,577,014	0
Warrant liability	0	498,976
Restatement Adjustment [Member]
Value of warrant liability reclassified to additional paid-in capital	$ 337,772